Shareholder Report, Average Annual Return (Details)	3 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Defiance 2X Daily Long Pure Quantum ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(56.14%)
Defiance Daily Target 2X Long OSCR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(38.49%)
Defiance Daily Target 2X Long RGTI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(8.21%)	4.28%
Defiance Daily Target 2X Long RIOT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											108.53%			(22.15%)
Defiance Daily Target 2X Long RKLB ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											456.72%		443.28%
Defiance Daily Target 2X Short BMNR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(20.85%)
Defiance Daily Target 2X Short HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					56.40%
Defiance Daily Target 2X Short IONQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(94.53%)
Defiance Daily Target 2X Short OKLO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(65.13%)
Defiance Daily Target 2X Short PLTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(62.39%)
Defiance Daily Target 2X Short QBTS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(73.50%)
Defiance Daily Target 2X Short RKLB ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(92.36%)
Defiance Daily Target 2X Short TSM ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(58.74%)
Defiance Daily Target 2X Short ASTS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.10%)
Defiance Daily Target 2X Long RCAT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(49.65%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	6.34%	8.62%	7.07%	5.82%	9.35%	7.65%	14.64%	20.85%	22.69%	31.05%	27.58%	26.50%	18.28%